MATERIAL PARTLY-OWNED SUBSIDIARIES	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
MATERIAL PARTLY-OWNED SUBSIDIARIES	MATERIAL PARTLY-OWNED SUBSIDIARIES
6(a)    Material subsidiaries
Our Company has subsidiaries with material non-controlling interests (“NCI”). Information regarding the subsidiaries is as follows:
Proportion of equity interest held by NCI:

	Country of incorporation and operation	As of December 31,
Name		2022	2021
Charoong Thai and its subsidiaries (“CTW Consolidated”)	Thailand	49.07%	49.07%
SYE	China	31.25%	31.25%
From our Company perspective, SYE is considered an entity with material non-controlling interests and should be separated from CTW Consolidated.
SYE ceased production at the end of October of 2019 and has been restructured as a trading company in Shanghai that supplies mainly transformer, motor and coil manufacturers in the eastern part of China.
6(b)    Summarized financial information about the subsidiaries
The summarized financial information of the subsidiaries is provided below. This information is based on amounts before inter-company eliminations:

Summarized statements of comprehensive income	CTW consolidated
	For the year ended December 31,
	2022	2021	2020
	US$’000	US$’000	US$’000
Revenue	171,846	197,786	143,647
Profit/(loss) before tax	2,063	(16,038)	11,793
Income tax expense	(420)	4,223	(2,344)
Profit/(loss) for the year	1,643	(11,815)	9,449
Other comprehensive loss	(3,696)	(12,699)	(1,406)
Total comprehensive (loss)/income	(2,053)	(24,514)	8,043
Profit/(loss) attributable to non-controlling interests	806	(5,815)	4,631
Dividends paid to non-controlling interests	563	2,815	1,228

Summarized statements of comprehensive income	SYE
	For the year ended December 31,
	2022	2021	2020
	US$’000	US$’000	US$’000
Revenue	—	530	6,291
Profit/(loss) before tax	90	(497)	(1,161)
Income tax expense	—	—	—
Profit/(loss) for the year	90	(497)	(1,161)
Other comprehensive (loss)/income	(56)	17	84
Total comprehensive loss	34	(480)	(1,077)
Loss attributable to non-controlling interests	28	(155)	(363)
Dividends paid to non-controlling interests	—	—	—

Summarized balance sheets	CTW consolidated		SYE
	As of December 31,		As of December 31,
	2022	2021	2022	2021
	US$’000	US$’000	US$’000	US$’000
Current assets	127,855	141,282	375	565
Non-current assets	54,899	59,547	1,058	1,266
Current liabilities	(45,909)	(68,142)	(772)	(1,204)
Non-current liabilities	(16,677)	(8,477)	—	—
Total equity	120,168	124,210	661	627

Equity attributable to:
Equity holders of the parent	61,202	63,260	454	431
Non-controlling interests	58,966	60,950	207	196
6(b)    Summarized financial information about the subsidiaries (continued)

Summarized cash flow information	CTW consolidated
	For the year ended December 31,
	2022	2021	2020
	US$’000	US$’000	US$’000
Operating	7,657	(37,392)	19,713
Investing	(951)	(2,496)	(10,952)
Financing	(7,726)	42,981	(5,118)
Effect of changes in exchange rate on cash	(1,008)	(3,333)	(87)
Net (decrease) increase in cash and cash equivalents	(2,028)	(240)	3,556

Summarized cash flow information	SYE
	For the year ended December 31,
	2022	2021	2020
	US$’000	US$’000	US$’000
Operating	(265)	318	(1,844)
Investing	230	65	278
Financing	—	(1,226)	(769)
Effect of changes in exchange rate on cash	(36)	16	98
Net decrease in cash and cash equivalents	(71)	(827)	(2,237)